Segmented information - Schedule of Results of Operations and Assets for Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Revenue
Revenue	$ 527.7	$ 514.5	$ 1,305.1	$ 1,191.5
Other revenue	16.2	13.3	31.2	28.7
Fuel purchased, power purchased, water production and other cost of sales	132.1	130.5	392.5	343.2
Net revenue	411.8	397.3	943.8	877.0
Operating expenses	218.4	211.5	461.4	413.1
Depreciation and amortization	106.0	107.0	214.2	202.3
Loss (gain) on foreign exchange	3.8	14.0	3.8	17.9
Operating income	83.6	64.8	264.4	243.7
Interest expense	(77.1)	(67.8)	(149.7)	(139.2)
Income from long-term investments	8.3	6.7	12.7	9.5
Other income	6.3	5.7	12.9	11.3
Pension and other post-employment non-service costs	(1.1)	(2.8)	(2.6)	(0.5)
Other net gains (losses)	(28.2)	(0.5)	(49.5)	(14.2)
Gain on derivative financial instruments		0.3		(6.9)
Earnings (loss) before income taxes	(8.2)	6.4	88.2	103.7
Income tax recovery (expense)	(2.6)	(7.0)	(31.4)	(26.8)
Net effect of non-controlling interests	18.3	18.0	36.4	35.9
Net earnings (loss) from continuing operations attributable to shareholders	7.5	17.4	93.2	112.8
Capital expenditures	156.3	136.9	240.8	237.6
Property, plant and equipment	9,782.9		9,782.9		$ 9,749.9
Investments carried at fair value	2.0		2.0		2.1
Equity-method investees	47.8		47.8		49.0
Total assets	13,923.2		13,923.2		14,136.2
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	16.3	16.2	24.3	18.7
Corporate Group
Revenue
Revenue	0.0	0.0	0.0	0.0
Other revenue	0.4	0.3	0.9	0.8
Fuel purchased, power purchased, water production and other cost of sales	0.0	0.0	0.0	0.0
Net revenue	0.4	0.3	0.9	0.8
Operating expenses	0.0	3.2	0.8	3.9
Depreciation and amortization	0.3	0.2	0.5	0.4
Loss (gain) on foreign exchange	(1.1)	10.6	(1.8)	11.9
Operating income	1.2	(13.7)	1.4	(15.4)
Interest expense	(32.3)	(33.4)	(67.5)	(69.5)
Income from long-term investments	3.6	6.7	6.6	6.6
Other income	0.0	0.0	0.0	0.0
Pension and other post-employment non-service costs	0.0	0.0	0.0	0.0
Other net gains (losses)	(5.6)	2.4	(15.9)	(3.9)
Gain on derivative financial instruments		0.0		(7.5)
Earnings (loss) before income taxes	(33.1)	(38.0)	(75.4)	(89.7)
Income tax recovery (expense)	7.5	2.6	14.0	9.5
Net effect of non-controlling interests	0.0	0.0	0.0	0.0
Net earnings (loss) from continuing operations attributable to shareholders	(25.6)	(35.4)	(61.4)	(80.2)
Capital expenditures	0.0	0.0	0.0	0.0
Property, plant and equipment	28.5		28.5		29.4
Investments carried at fair value	0.0		0.0		0.0
Equity-method investees	0.0		0.0		0.0
Total assets	191.8		191.8		447.3
Regulated Services Group | Operating Segments
Revenue
Revenue	517.3	504.3	1,285.6	1,171.8
Other revenue	15.7	12.6	30.1	27.4
Fuel purchased, power purchased, water production and other cost of sales	132.1	130.5	392.5	343.2
Net revenue	400.9	386.4	923.2	856.0
Operating expenses	215.4	205.3	454.5	403.7
Depreciation and amortization	103.8	105.0	210.0	198.3
Loss (gain) on foreign exchange	4.8	3.2	5.5	5.8
Operating income	76.9	72.9	253.2	248.2
Interest expense	(44.7)	(34.1)	(81.9)	(69.2)
Income from long-term investments	4.7	(0.1)	6.1	2.7
Other income	6.3	5.7	12.9	11.3
Pension and other post-employment non-service costs	(1.1)	(2.8)	(2.6)	(0.5)
Other net gains (losses)	(22.6)	(2.9)	(33.3)	(10.3)
Gain on derivative financial instruments		0.3		0.6
Earnings (loss) before income taxes	19.5	39.0	154.4	182.8
Income tax recovery (expense)	(8.7)	(14.1)	(43.4)	(53.2)
Net effect of non-controlling interests	19.2	19.0	38.4	37.9
Net earnings (loss) from continuing operations attributable to shareholders	30.0	43.9	149.4	167.5
Capital expenditures	155.6	136.2	239.8	236.4
Property, plant and equipment	9,619.7		9,619.7		9,578.6
Investments carried at fair value	2.0		2.0		2.1
Equity-method investees	47.8		47.8		49.0
Total assets	13,570.6		13,570.6		13,517.0
Hydro Group | Operating Segments
Revenue
Revenue	10.4	10.2	19.5	19.7
Other revenue	0.1	0.4	0.2	0.5
Fuel purchased, power purchased, water production and other cost of sales	0.0	0.0	0.0	0.0
Net revenue	10.5	10.6	19.7	20.2
Operating expenses	3.0	3.0	6.1	5.5
Depreciation and amortization	1.9	1.8	3.7	3.6
Loss (gain) on foreign exchange	0.1	0.2	0.1	0.2
Operating income	5.5	5.6	9.8	10.9
Interest expense	(0.1)	(0.3)	(0.3)	(0.5)
Income from long-term investments	0.0	0.1	0.0	0.2
Other income	0.0	0.0	0.0	0.0
Pension and other post-employment non-service costs	0.0	0.0	0.0	0.0
Other net gains (losses)	0.0	0.0	(0.3)	0.0
Gain on derivative financial instruments		0.0		0.0
Earnings (loss) before income taxes	5.4	5.4	9.2	10.6
Income tax recovery (expense)	(1.4)	4.5	(2.0)	16.9
Net effect of non-controlling interests	(0.9)	(1.0)	(2.0)	(2.0)
Net earnings (loss) from continuing operations attributable to shareholders	3.1	8.9	5.2	25.5
Capital expenditures	0.7	$ 0.7	1.0	$ 1.2
Property, plant and equipment	134.7		134.7		141.9
Investments carried at fair value	0.0		0.0		0.0
Equity-method investees	0.0		0.0		0.0
Total assets	$ 160.8		$ 160.8		$ 171.9